SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Weighted average fair value of options granted	$ 0.57	$ 1.61
Risk free interest rate	3.40%	3.76%
Estimated life (in years)	5 years	5 years
Expected volatility	108.75%	100.64%
Expected dividend yield	0.00%	0.00%